Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

As of September 30, 2014, the Company has entered into derivative instruments with various financial institutions, fixing the price it receives for a portion of its natural gas through December 1, 2017, as summarized in the following table:

Swap Contract Expiration	MMBtu/day	Weighted Average Price
Fourth quarter of 2014	173,000	$4.15
2015	166,000	$4.09
2016	214,000	$4.14
2017	60,000	$4.24

Collar Contract Expiration	MMBtu/day	Floor/Ceiling
Fourth quarter of 2014	10,000	$3.00/5.80
2015	139,000	$3.96/4.65

Basis Contract Expiration	MMBtu/day	Swap ($/MMBtu)
Fourth quarter of 2014	60,000	$(0.46)
2015	62,000	$(0.57)
2016	38,000	$(0.63)

Put Contract Expiration	MMBtu/day	Put Premium ($/MMBtu)
2014	50,000	$0.45

As of December 31, 2013, the Company entered into derivative instruments with Wells Fargo Bank, N.A. and Bank of Montreal fixing the price it receives for natural gas through November 28, 2017, as summarized in the following table:

Swap Contract Expiration	MMbtu/day	Weighted Average Price
2014	87,219	$4.112
2015	58,781	$4.153
2016	68,326	$4.233
2017	30,000	$4.343

Collar Contract Expiration	MMbtu/day	Floor/Ceiling
2014	10,000	$3.000/$5.800
2015	45,000	$4.000/$4.500

Basis Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	15,000	$(0.205)
2015	10,000	$(0.410)

Offsetting Assets

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value:

	As of September 30, 2014
(in thousands)	Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	Derivative instruments subject to master netting arrangements	Derivative Instruments, net
Derivative assets	$39,672	$(22,571)	$17,101
Derivative liabilities	$22,571	$(22,571)	$—

	As of December 31, 2013
(in thousands)	Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	Derivative instruments subject to master netting arrangements	Derivative Instruments, net
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the consolidated balance sheets for the periods presented, all at fair value (in thousands):

	December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

	December 31, 2012
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$416	$(370)	$46
Derivative liabilities	$—	$(2,306)	$(2,306)

Derivative Instruments, Gain (Loss)

The following table presents the realized and unrealized gains or losses presented as gain or loss on derivatives in the condensed consolidated statements of operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2014	2013	2014	2013
Realized gain (loss)	$171	$788	$(20,782)	$(1,053)
Unrealized gain	$36,764	$7,262	$26,139	$17,751

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following is a summary of the Company’s derivative instruments, which are recorded in the consolidated balance sheets as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
Current derivative assets	$2,270	$46
Long-term derivative assets	6,030	—

	$8,300	$46

Current derivative liabilities	$3,235	$2,306
Long-term derivative liabilities	1,109	—

	$4,344	$2,306

Net current value of derivative liabilities	$(965)	$(2,260)

Net long-term value of derivative assets	$4,921	$—

Offsetting Liabilities

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the consolidated balance sheets for the periods presented, all at fair value (in thousands):

	December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

	December 31, 2012
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$416	$(370)	$46
Derivative liabilities	$—	$(2,306)	$(2,306)